Revised Previously Reported Consolidated Statements of Cash Flows (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities		$ 103,881	$ 125,568		$ 65,946		$ 68,725
Net cash provided by (used in) investing activities		(14,548)	(8,220)		(58,458)		(11,596)
Net cash provided by (used in) financing activities		(31,740)	2,194		(20,271)		(19,710)
Net increase (decrease) in cash, cash equivalents, and restricted cash		57,593	119,542		(12,783)	[1]	37,419	[1]
EFFECT OF EXCHANGE RATE CHANGES		2,753	(521)		(953)		(1,111)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR		321,177	202,156	[1]	215,892	[1]	179,584	[1]
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR		$ 381,523	321,177		202,156	[1]	215,892	[1]
As Reported
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities					65,946		68,725
Net cash provided by (used in) investing activities					(58,414)		(15,413)
Net cash provided by (used in) financing activities					(20,271)		(19,710)
Net increase (decrease) in cash, cash equivalents, and restricted cash	[1]				(12,739)		33,602
EFFECT OF EXCHANGE RATE CHANGES					(953)		(1,111)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	[1]		180,519		194,211		161,720
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	[1]				180,519		194,211
Adjustment
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) investing activities					(44)		3,817
Net increase (decrease) in cash, cash equivalents, and restricted cash	[1]				(44)		3,817
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	[1]		$ 21,637		21,681		17,864
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF YEAR	[1]				$ 21,637		$ 21,681

[1]	The restricted cash is only included in the amount of "as adjusted" item.